N-4	May 01, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Genworth Life & Annuity VA Separate Account 2
Entity Central Index Key	0001359882
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Fees and Expenses		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?	No.	Fee Tables
Are There Transaction Charges?	No.	Fee Tables
Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options you choose. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.	Fee Tables Charges and Other Deductions

Annual Fee	Minimum	Maximum
Base contract[1]	1.00%	1.00%
Portfolio fees and expenses[2]	0.95%	0.95%
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.00%	0.00%
[1]	The base contract expense consists of the mortality and expense risk charge, which is expressed as an annual percentage charge that is assessed as a percentage of average daily net assets in the Separate Account.
[2]	As a percentage of Portfolio assets. These expenses are as of December 31, 2025, and will vary from year to year.
[3]	There are no optional benefits available under the contract.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.
Lowest Annual Cost:	Highest Annual Cost:

$1,822	$1,822
Assumes:	Assumes:

•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of contract classes and Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional purchase payments, transfers, or withdrawals

•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of contract classes, optional benefits and Portfolio fees and expenses
•
No sales charges
•
No additional purchase payments, transfers, or withdrawals

Charges for Early Withdrawals [Text Block]	No.
Transaction Charges [Text Block]	No.
Ongoing Fees and Expenses [Table Text Block]	Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options you choose. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base contract[1]	1.00%	1.00%
Portfolio fees and expenses[2]	0.95%	0.95%
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.00%	0.00%
[1]	The base contract expense consists of the mortality and expense risk charge, which is expressed as an annual percentage charge that is assessed as a percentage of average daily net assets in the Separate Account.
[2]	As a percentage of Portfolio assets. These expenses are as of December 31, 2025, and will vary from year to year.
[3]	There are no optional benefits available under the contract.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.00%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.00%	[1]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.95%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.95%	[2]
Optional Benefits Minimum [Percent]	0.00%	[3]
Optional Benefits Maximum [Percent]	0.00%	[3]
Base Contract (N-4) Footnotes [Text Block]	The base contract expense consists of the mortality and expense risk charge, which is expressed as an annual percentage charge that is assessed as a percentage of average daily net assets in the Separate Account.
Optional Benefits Footnotes [Text Block]	There are no optional benefits available under the contract.
Investment Options Footnotes [Text Block]	As a percentage of Portfolio assets. These expenses are as of December 31, 2025, and will vary from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.
Lowest Annual Cost:	Highest Annual Cost:

$1,822	$1,822
Assumes:	Assumes:

•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of contract classes and Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional purchase payments, transfers, or withdrawals

•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of contract classes, optional benefits and Portfolio fees and expenses
•
No sales charges
•
No additional purchase payments, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 1,822
Highest Annual Cost [Dollars]	$ 1,822
Risks [Table Text Block]

Risks		Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. • You can lose money by investing in this contract.	Principal Risks of Investing in the Contract The Contract – Valuation of Accumulation Units
Is this a Short-Term Investment?
No.

•
This contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

•
The contract offers you variable Income Payments with a Guaranteed Payment Floor, provided specified contract conditions are met. A partial withdrawal will reduce the Guaranteed Payment Floor by the proportion that the partial withdrawal reduces your Contract Value.

•
The benefits of tax deferral mean that the contract is more beneficial to investors with a long time horizon.
Principal Risks of Investing in the Contract Surrenders and Partial Withdrawals Income Payments – Guaranteed Payment Floor
What Are the Risks Associated with the Investment Options?
•
An investment in this contract is subject to the risk of poor investment performance, which can vary depending on the performance of the investment options available under the contract (i.e., the Total Return Fund).

•
The Total Return Fund has its own unique risks.

•
You should review the prospectus for the Total Return Fund before making an investment decision.
Principal Risks of Investing in the Contract Appendix A – Portfolios Available Under the Contract
What Are the Risks Related to the Insurance Company?
•
An investment in the contract is subject to the risks related to the Company, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, can be obtained by calling our Home Office at (800) 352‑9910 or writing to us at 11011 West Broad Street, Glen Allen, Virginia 23060.
Principal Risks of Investing in the Contract The Company

Investment Restrictions [Text Block]	Yes.
•
There is currently one Subaccount of the Separate Account offered as an investment option under the contract. The Subaccount invests in Class 3 shares of the Total Return Fund.
•
We reserve the right, subject to applicable law, to make additions, deletions, and substitutions for Portfolios available under the contract, including the Total Return Fund.
•
If additional Portfolios became available under the contract, the availability of such Portfolios might vary depending on the particular financial institution or broker-dealer through which the contract was sold.

Key Information, Benefit Restrictions [Text Block]	Yes. • There are no optional benefits available under the contract. • All death benefits are terminated upon annuitization.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
•
If you purchase the contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.
•
Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

Investment Professional Compensation [Text Block]	• We currently do not pay compensation for the promotion and sale of the contracts; however, we reserve the right to do so in the future.
Exchanges [Text Block]
•
Some investment professionals may have a financial incentive to offer you the contract in place of the one you own. Similarly, some investment professionals may have a financial incentive to offer you a different contract in place of this one. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
FEE TABLES
The following tables describe the fees and expenses you will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from the contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.

Transaction Expenses
Maximum Surrender Charge:	None
The next tables describe the fees and expenses you will pay each year during the time you own the contract, not including underlying Portfolio fees and expenses.

Annual Contract Expenses
Base Contract Expenses (as a percentage of your average daily net assets in the Separate Account):	1.00%
The next item shows the total operating expenses charged by the Total Return Fund that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found in Appendix A.

Annual Portfolio Expenses
These are expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b–1) fees, and other expenses as of December 31, 2025.[1]
Before fee waivers and expense reimbursements	0.95%
[1]	Shown as a percentage of average net assets for the fiscal year ended December 31, 2025.
Example
This Example is intended to help you compare the cost of investing in the Subaccounts with the cost of investing in other variable annuity contracts that offer variable options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.
The Example assumes that you invest $100,000 in the Subaccounts for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows, assuming maximum expenses:

	1 Year	3 Years	5 Years	10 Years
If you surrender your contract at the end of the applicable time period:	$1,980	$6,122	$10,521	$22,748

Transaction Expenses [Table Text Block]
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from the contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.

Transaction Expenses
Maximum Surrender Charge:	None

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Annual Contract Expenses [Table Text Block]
The next tables describe the fees and expenses you will pay each year during the time you own the contract, not including underlying Portfolio fees and expenses.

Annual Contract Expenses
Base Contract Expenses (as a percentage of your average daily net assets in the Separate Account):	1.00%

Base Contract Expense (of Average Account Value), Current [Percent]	1.00%
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the total operating expenses charged by the Total Return Fund that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found in Appendix A.

Annual Portfolio Expenses
These are expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b–1) fees, and other expenses as of December 31, 2025.[1]
Before fee waivers and expense reimbursements	0.95%
[1]	Shown as a percentage of average net assets for the fiscal year ended December 31, 2025.

Portfolio Company Expenses Maximum [Percent]	0.95%	[4]
Portfolio Company Expenses, Footnotes [Text Block]	Shown as a percentage of average net assets for the fiscal year ended December 31, 2025.
Surrender Example [Table Text Block]
Example
This Example is intended to help you compare the cost of investing in the Subaccounts with the cost of investing in other variable annuity contracts that offer variable options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.
The Example assumes that you invest $100,000 in the Subaccounts for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows, assuming maximum expenses:

	1 Year	3 Years	5 Years	10 Years
If you surrender your contract at the end of the applicable time period:	$1,980	$6,122	$10,521	$22,748

Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,980
Surrender Expense, 3 Years, Maximum [Dollars]	6,122
Surrender Expense, 5 Years, Maximum [Dollars]	10,521
Surrender Expense, 10 Years, Maximum [Dollars]	$ 22,748
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
There are risks associated with investing in the contract.
Market Risk. You can lose money in a variable annuity due to negative investment performance, including potentially the loss of your original investment. The value of your investment and any returns will depend on the performance of the Portfolios you select. Each Portfolio has its own unique risks.
Early Withdrawal Risk. Variable annuities are not short-term investment vehicles. Full or partial withdrawals are subject to income tax to the extent they consist of earnings and may be subject to a 10% income tax penalty if taken before age 59 1⁄2. Partial withdrawals will also reduce your death benefit and your Guaranteed Payment Floor. Accordingly, you should carefully consider your income and liquidity needs before purchasing a contract.
Investment Risk. You bear the risk of any decline in the Contract Value caused by the performance of the Portfolios held by the Subaccounts. Those Portfolios could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each Portfolio. The investment risks are described in the prospectuses for the Portfolios.
Investment Restrictions – Opportunity Risks. There is currently one Subaccount of the Separate Account offered as an investment option under the contract. The Subaccount invests in Class 3 shares of the Total Return Fund. Because there is only one current investment option under the contract, your Contract Value is subject to and limited by the investment performance of that one investment option, and you will be unable to diversify your Contract Value. Thus, you should consider the limited number of investment options available under the contract before purchasing a contract.
Insurance Company Insolvency. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise that exceed the value of the assets in the Separate Account.
Contract Changes Risk. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers. We reserve the right, subject to applicable law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other Portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio’s shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.
We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC.
You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the contract, which may be limited and may have negative consequences associated with them.
Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the contract, and prior to age 59 1⁄2 a tax penalty may apply. In addition, even if the contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains.
Cybersecurity and Certain Business Continuity Risks. Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, any third party administrator, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyberattacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your contract to lose value. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your contract due to cyberattacks or information security breaches in the future. There may be an increased risk of cyberattacks during periods of geo-political or military conflict.
Natural and Man‑Made Disasters. We are also exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, geopolitical disputes, military actions, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners. Catastrophic events may negatively affect the computer and other systems on which we rely, may interfere with our ability to receive, pick up and process mail, may interfere with our ability to calculate Contract Value, or may have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios underlying your contract to lose value. There can be no assurance that we or the Portfolios or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.
We outsource certain critical business functions to third parties and, in the event of a natural or man-made disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired.
Unknown Risks and Uncertainties Associated With Artificial Intelligence.  Our inability to anticipate and leverage new technology developments, such as artificial intelligence, could adversely affect the future success of our business. We may not be successful in anticipating or responding to these developments on a timely and cost-effective basis, and our investments in these capabilities may not deliver the benefits anticipated or perform as expected. Poor implementation of new technologies, including artificial intelligence, by us or our third-party service providers, could subject us to additional risks we cannot adequately mitigate, which could have a material adverse impact to our business, results of operations, and financial condition.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the contract.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Basic Death Benefit	Provides a death benefit equal to the Contract Value on the Valuation Day we receive due proof of death and all required forms at our Home Office.	Standard	No additional fee	• Partial withdrawals reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any premium taxes assessed) reduces the Contract Value.

Guaranteed Income Benefit	Provides for a guaranteed income benefit based on the amount of purchase payments you make to your contract.	Standard	No additional fee	• There is only one available Subaccount, which invests exclusively in Class 3 shares of the Total Return Fund. • Withdrawals could significantly reduce the benefit.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits available under the contract.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Basic Death Benefit	Provides a death benefit equal to the Contract Value on the Valuation Day we receive due proof of death and all required forms at our Home Office.	Standard	No additional fee	• Partial withdrawals reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any premium taxes assessed) reduces the Contract Value.

Guaranteed Income Benefit	Provides for a guaranteed income benefit based on the amount of purchase payments you make to your contract.	Standard	No additional fee	• There is only one available Subaccount, which invests exclusively in Class 3 shares of the Total Return Fund. • Withdrawals could significantly reduce the benefit.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX A — INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
Variable Investment Options
The following is a list of Portfolios currently available under the contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.genworth.com/MyClearCourse. You can also request this information at no cost by calling (800) 352‑9910.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. You may obtain updated Portfolio performance information by calling (800) 352‑9910.

		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
Type	Portfolio Company and Adviser/Subadviser		1‑Year	5‑Year	10‑Year
Moderate Allocation	Total Return V.I.S. Fund — Class 3 SSGA Funds Management, Inc.	0.95%	15.48%	6.85%	6.91%

Variable Option [Line Items]
Prospectuses Available [Text Block]
The following is a list of Portfolios currently available under the contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.genworth.com/MyClearCourse. You can also request this information at no cost by calling (800) 352‑9910.

Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. You may obtain updated Portfolio performance information by calling (800) 352‑9910.

		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
Type	Portfolio Company and Adviser/Subadviser		1‑Year	5‑Year	10‑Year
Moderate Allocation	Total Return V.I.S. Fund — Class 3 SSGA Funds Management, Inc.	0.95%	15.48%	6.85%	6.91%

Total Return V I S Fund Class 3 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Moderate Allocation
Portfolio Company Name [Text Block]	Total Return V.I.S. Fund — Class 3
Portfolio Company Adviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	95.00%
Average Annual Total Returns, 1 Year [Percent]	1548.00%
Average Annual Total Returns, 5 Years [Percent]	685.00%
Average Annual Total Returns, 10 Years [Percent]	691.00%
Basic Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Basic Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit equal to the Contract Value on the Valuation Day we receive due proof of death and all required forms at our Home Office.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	•Partial withdrawals reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any premium taxes assessed) reduces the Contract Value.
Name of Benefit [Text Block]	Basic Death Benefit
Guaranteed Income Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guaranteed Income Benefit
Purpose of Benefit [Text Block]	Provides for a guaranteed income benefit based on the amount of purchase payments you make to your contract.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• There is only one available Subaccount, which invests exclusively in Class 3 shares of the Total Return Fund.• Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Guaranteed Income Benefit
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes.•You can lose money by investing in this contract.
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No.
•
This contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•
The contract offers you variable Income Payments with a Guaranteed Payment Floor, provided specified contract conditions are met. A partial withdrawal will reduce the Guaranteed Payment Floor by the proportion that the partial withdrawal reduces your Contract Value.
•
The benefits of tax deferral mean that the contract is more beneficial to investors with a long time horizon.

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	•An investment in this contract is subject to the risk of poor investment performance, which can vary depending on the performance of the investment options available under the contract (i.e., the Total Return Fund).
•
The Total Return Fund has its own unique risks.
•
You should review the prospectus for the Total Return Fund before making an investment decision.

Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Early Withdrawal Risk. Variable annuities are not short-term investment vehicles. Full or partial withdrawals are subject to income tax to the extent they consist of earnings and may be subject to a 10% income tax penalty if taken before age 59 1⁄2. Partial withdrawals will also reduce your death benefit and your Guaranteed Payment Floor. Accordingly, you should carefully consider your income and liquidity needs before purchasing a contract.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•
An investment in the contract is subject to the risks related to the Company, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, can be obtained by calling our Home Office at (800) 352‑9910 or writing to us at 11011 West Broad Street, Glen Allen, Virginia 23060.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance Company Insolvency. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise that exceed the value of the assets in the Separate Account.

Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Contract Changes Risk. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers. We reserve the right, subject to applicable law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other Portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio’s shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.
We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC.
You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the contract, which may be limited and may have negative consequences associated with them.

Market Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Market Risk. You can lose money in a variable annuity due to negative investment performance, including potentially the loss of your original investment. The value of your investment and any returns will depend on the performance of the Portfolios you select. Each Portfolio has its own unique risks.

Investment Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Investment Risk. You bear the risk of any decline in the Contract Value caused by the performance of the Portfolios held by the Subaccounts. Those Portfolios could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each Portfolio. The investment risks are described in the prospectuses for the Portfolios.

Investment Restrictions Opportunity Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Investment Restrictions – Opportunity Risks. There is currently one Subaccount of the Separate Account offered as an investment option under the contract. The Subaccount invests in Class 3 shares of the Total Return Fund. Because there is only one current investment option under the contract, your Contract Value is subject to and limited by the investment performance of that one investment option, and you will be unable to diversify your Contract Value. Thus, you should consider the limited number of investment options available under the contract before purchasing a contract.

Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the contract, and prior to age 59 1⁄2 a tax penalty may apply. In addition, even if the contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains.

Cybersecurity and Certain Business Continuity Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cybersecurity and Certain Business Continuity Risks. Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, any third party administrator, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyberattacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your contract to lose value. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your contract due to cyberattacks or information security breaches in the future. There may be an increased risk of cyberattacks during periods of geo-political or military conflict.

Natural and Man-Made Disasters [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Natural and Man‑Made Disasters. We are also exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, geopolitical disputes, military actions, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners. Catastrophic events may negatively affect the computer and other systems on which we rely, may interfere with our ability to receive, pick up and process mail, may interfere with our ability to calculate Contract Value, or may have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios underlying your contract to lose value. There can be no assurance that we or the Portfolios or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.
We outsource certain critical business functions to third parties and, in the event of a natural or man-made disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired.

Unknown Risks and Uncertainties Associated With Artificial Intelligence [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Unknown Risks and Uncertainties Associated With Artificial Intelligence.  Our inability to anticipate and leverage new technology developments, such as artificial intelligence, could adversely affect the future success of our business. We may not be successful in anticipating or responding to these developments on a timely and cost-effective basis, and our investments in these capabilities may not deliver the benefits anticipated or perform as expected. Poor implementation of new technologies, including artificial intelligence, by us or our third-party service providers, could subject us to additional risks we cannot adequately mitigate, which could have a material adverse impact to our business, results of operations, and financial condition.

[1]	The base contract expense consists of the mortality and expense risk charge, which is expressed as an annual percentage charge that is assessed as a percentage of average daily net assets in the Separate Account.
[2]	As a percentage of Portfolio assets. These expenses are as of December 31, 2025, and will vary from year to year.
[3]	There are no optional benefits available under the contract.
[4]	Shown as a percentage of average net assets for the fiscal year ended December 31, 2025.